Risks and Uncertainties	3 Months Ended
Apr. 30, 2012
Risks and Uncertainties
Concentration Risk Disclosure [Text Block]

Risks and Uncertainties

The Company intends to operate in an industry that is subject to rapid technological change. The Company's operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks associated with a development stage company, including the potential risk of business failure.